Prepaid Expenses And Other Assets	12 Months Ended
Dec. 31, 2021
Text Block Abstract [Abstract]
Prepaid Expenses And Other Assets
NOTE 7 - PREPAID EXPENSES AND OTHER ASSETS

	December 31, 2021	December 31, 2020

Prepaid insurance	$348,063	$122,893

Advances	121,806	38,593

Deposits	862,338	189,734

Prepaid licenses	938,887	1,075,797

Prepaid services	505,448	292,552

Other prepaid costs	197,962	325,481

Other assets	3,423	293,116

Prepaid expenses and other assets	$2,977,927	$2,338,166

Current portion	$2,355,350	$1,326,319

Non-current portion	622,577	1,011,847

	$2,977,927	$2,338,166